RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (15.56%)
132,899	Apollo Tactical Income Fund, Inc.	$1,908,430
153,742	Barings Global Short Duration High Yield Fund	2,383,001
356,322	BlackRock 2022 Global Income Opportunity Trust	15,037
86,404	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	874,408
136,284	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,994,159
56,469	First Trust High Income Long/Short Fund	760,073
109,823	First Trust High Yield Opportunities 2027 Term Fund	1,912,018
144,856	GDL Fund	1,245,762
580,498	Invesco Dynamic Credit Opportunity Fund	7,099,485
14,950	Ivy High Income Opportunities Fund	189,417
378,236	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,887,398
114,786	Nuveen Core Plus Impact Fund	1,725,234
430,309	Nuveen Credit Strategies Income Fund	2,659,309
189,813	PGIM Global High Yield Fund, Inc.	2,537,800
113,940	PGIM Short Duration High Yield Opportunities Fund	1,906,216
61,944	PIMCO Dynamic Income Fund	1,509,575
152,496	PIMCO Dynamic Income Opportunities Fund	2,590,907
8,810	Special Opportunities Fund, Inc.	132,238
148,131	Western Asset Diversified Income Fund	2,401,204
508,026	Western Asset High Income Opportunity Fund, Inc.	2,270,876

TOTAL CLOSED-END FUNDS
(Cost $42,928,950)		39,002,547

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES (0.35%)
197,667	First Eagle Alternative Capital BDC, Inc.	$869,735

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $830,464)		869,735

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (5.82%)
$104,738	Aegion Corp., First Lien - Initial Term Loan(a)	3M US L + 4.75%	05/17/28	$104,345
180,000	Air Canada, First Lien - B Term Loan(a)	6M US L + 3.50%	08/11/28	178,500
511,757	Air Methods Corp., First Lien - Initial Term Loan(a)	3M US L + 3.50%	04/22/24	491,714
315,000	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/28	313,031
645,000	Applied Systems, Inc., Second Lien - 2021 Term Loan(a)	3M US L + 5.50%	09/19/25	643,188
585,000	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/28	569,278
680,000	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/29	669,800
95,000	Asurion LLC, Second Lien - New B-3 Term Loan(a)	1M US L + 5.25%	01/31/28	93,290
522,375	Atlas Purchaser, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/18/28	508,663
600,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(a)	3M US L + 4.25%	12/10/29	574,500
65,000	Blackhawk Network Holdings, Inc., Second Lien (a)	1M US L + 7.00%	06/15/26	64,404

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$403,652	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan(a)	6M US L + 3.50%	06/30/24	$244,399
249,375	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/26	247,693
78,737	ClubCorp Holdings, Inc., First Lien - B Term Loan(a)	3M US L + 2.75%	09/18/24	74,988
765,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M US L + 7.50%	02/12/29	753,524
230,000	Curium BidCo SARL, Second Lien Term Loan(a)	3M US L + 7.75%	10/27/28	227,988
244,588	Cvent, Inc., First Lien Term Loan(a)	1M US L + 3.75%	11/29/24	242,551
209,093	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/01/24	207,394
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan(a)	1M US L + 7.00%	02/19/29	292,357
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan(a)	1M US L + 6.75%	03/30/29	250,625
138,604	DIRECTV Financing LLC, First Lien - Closing Date Term Loan(a)	1M US L + 5.00%	08/02/27	138,631
584,568	Envision Healthcare Corp., First Lien - Initial Term Loan(a)	1M US L + 3.75%	10/10/25	390,687
516,329	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan(a)	1M US L + 3.75%	10/10/25	342,496
441,394	Gainwell Acquisition Corp., First Lien - B Term Loan(a)	3M US L + 4.00%	10/01/27	441,394
129,350	Gogo Intermediate Holdings LLC, First Lien - Initial Term Loan(a)	3M US L + 3.75%	04/30/28	128,582
332,488	Grab Holdings, Inc., First Lien - Initial Term Loan(a)	3M US L + 4.50%	01/29/26	325,838
256,314	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/26	235,305
280,000	Intelsat Jackson Holdings S.A.TLB 1L	4M US L + 4.25%	01/26/29	275,909
223,875	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan(a)	1M US L + 4.75%	04/01/28	222,549
135,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	3M US L + 7.25%	08/18/27	130,950
32,195	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(a)	1M US L + 4.00%	06/30/25	16,279
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(a)	3M US L + 3.00%	06/28/24	1,521
165,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	%	03/29/29	162,628
365,602	Minotaur Acquisition, Inc., First Lien - B Term Loan(a)	1M US L + 4.75%	03/27/26	362,907
205,082	Misys, Ltd., First Lien - Dollar Term Loan(a)	3M US L + 3.50%	06/13/24	202,798
230,000	Misys, Ltd., Second Lien - Dollar Term Loan(a)	3M US L + 7.25%	06/13/25	226,873
165,000	Ola Singapore/OLA Netherlands 12/21 TL, First Lien - Initial Term Loan	3M US L + 6.25%	12/03/26	160,256
335,109	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 8.00%	12/06/26	290,288
200,133	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.75%	08/03/28	198,132
381,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 2.75%	02/06/24	363,514

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$220,000	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 5.50%	11/05/26	$218,144
220,000	TIBCO Software, Inc., Second Lien (a)	1M US L + 7.25%	03/04/28	219,955
600,948	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan(a)	1M US L + 4.00%	01/25/24	569,212
757,898	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M US L + 8.75%	02/28/25	787,900
140,201	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan(a)	3M US L + 6.75%	05/29/26	124,954
557,669	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(a)	3M US L + 3.50%	10/28/24	538,081
234,413	Viad Corp, First Lien - Initial Term Loan(a)	3M US L + 5.00%	07/30/28	232,361
535,161	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(a)	3M US L + 5.75%	06/22/26	517,351

TOTAL BANK LOANS
(Cost $14,787,470)				14,577,727

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES (7.45%)
Financial (7.45%)
$2,000,000	Bain Capital Specialty Finance, Inc.	8.50%	06/10/23	$2,023,842
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/22	1,740,256
106,658	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/26	2,628,053
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/22	501,250
1,648,448	New Mountain Finance Corp.	5.75%	08/15/23	1,746,325
235,511	Oxford Square Capital Corp.	6.50%	03/30/24	5,934,878
4,150,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	4,092,974
				18,667,578
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $18,435,647)				18,667,578

Shares/Description		Value
COMMON STOCKS (16.96%)
42,067	Accretion Acquisition Corp.(b)	$412,257
36,143	Achari Ventures Holdings Corp. I(b)	359,261
81,790	ALSP Orchid Acquisition Corp. I(b)	817,082
29,843	AltEnergy Acquisition Corp.(b)	297,535
7,413	Apeiron Capital Investment Corp.(b)	74,130
75,000	Apollo Strategic Growth Capital(b)	746,250
50,000	Ares Acquisition Corp.(b)	490,500
36,781	Arisz Acquisition Corp.(b)	374,431
107,500	Austerlitz Acquisition Corp. II(b)	1,051,350
138,899	Avalon Acquisition, Inc.(b)	1,401,490
29,282	BioPlus Acquisition Corp.(b)	291,356
49,451	Black Mountain Acquisition Corp.(b)	491,049
14,843	Blockchain Coinvestors Acquisition Corp. I(b)	150,508
36,149	Blockchain Moon Acquisition Corp.(b)	356,791
109,883	Blue Ocean Acquisition Corp.(b)	1,096,632
73,502	Bullpen Parlay Acquisition Co.(b)	733,550
59,686	Cactus Acquisition Corp. 1, Ltd.(b)	602,232
52,488	CC Neuberger Principal Holdings II, Class A(b)	520,681
50,000	CC Neuberger Principal Holdings III(b)	493,000
50,000	Churchill Capital Corp. VII(b)	489,500
50,000	Compute Health Acquisition Corp.(b)	489,000

Shares/Description		Value
COMMON STOCKS (continued)
50,000	Conx Corp., Class A(b)	$492,500
22,012	Crescera Capital Acquisition Corp.(b)	221,000
2,146	CW TRAVEL(b)	63,844
35,646	Deep Medicine Acquisition Corp.(b)	353,965
24,051	Digital Health Acquisition Corp.(b)	242,675
38,369	Direct Selling Acquisition Corp.(b)	383,690
12,049	Enterprise 4.0 Technology Acquisition Corp.(b)	121,695
32,156	Everest Consolidator Acquisition Corp.(b)	322,203
12,019	ExcelFin Acquisition Corp.(b)	119,829
40,085	Finnovate Acquisition Corp.(b)	402,133
15,126	Founder SPAC(b)	154,663
50,000	FTAC Hera Acquisition Corp.(b)	489,500
58,432	Games & Esports Experience Acquisition Corp.(b)	590,748
46,043	GigCapital5, Inc.(b)	458,588
62,828	Globalink Investment, Inc.(b)	631,421
29,652	Green Visor Financial Technology Acquisition Corp. I(b)	298,596
18,354	Hunt Cos. Acquisition Corp. I(b)	185,375
24,074	Industrial Human Capital, Inc.(b)	246,518
17,823	Innovative International Acquisition Corp.(b)	179,478
73,255	Integrated Rail and Resources Acquisition Corp.(b)	736,213
8,038	Intelligent Medicine Acquisition Corp.(b)	81,264
880	Intelsat Jackson Holdings SA(b)	–
4,203	Intelsat New Common(b)	126,090
75,000	Jaws Mustang Acquisition Corp.(b)	735,750
44,245	Jupiter Wellness Acquisition Corp.(b)	438,468
75,000	KKR Acquisition Holdings I Corp.(b)	737,250
51,780	LAMF Global Ventures Corp. I(b)	516,764
50,000	Landcadia Holdings IV, Inc.(b)	491,000
50,000	Lazard Growth Acquisition Corp. I(b)	490,000
12,126	Learn CW Investment Corp.(b)	119,562
140,011	Legato Merger Corp. II(b)	1,409,910
36,722	LF Capital Acquisition Corp. II(b)	370,158
128,274	Lionheart III Corp.(b)	1,278,892
62,178	LIV Capital Acquisition Corp. II(b)	622,402
24,031	M3-Brigade Acquisition III Corp.(b)	241,271
29,228	Mana Capital Acquisition Corp.(b)	296,664
13,637	McDermott International, Ltd.(b)	9,000
16,082	McLaren Technology Acquisition Corp.(b)	159,373
80,171	Mercato Partners Acquisition Corp.(b)	804,115
53,922	Mount Rainier Acquisition Corp.(b)	550,544
63,000	Mountain Crest Acquisition Corp. V(b)	624,960
58,757	Nabors Energy Transition Corp.(b)	593,446
24,074	Newcourt Acquisition Corp.(b)	240,981
86,683	OmniLit Acquisition Corp.(b)	868,564
20,906	Onyx Acquisition Co. I(b)	210,732
71,293	OPY Acquisition Corp. I(b)	712,930
38,618	Pershing Square Tontine Holdings, Ltd.(b)	768,112
13,488	Phoenix Biotech Acquisition Corp.(b)	134,947
47,750	Project Energy Reimagined Acquisition Corp.(b)	475,442
64,779	PROOF Acquisition Corp. I(b)	643,255
5,941	Pyrophyte Acquisition Corp.(b)	59,766
87,648	ROC Energy Acquisition Corp.(b)	890,504
58,889	Roth CH Acquisition V Co.(b)	586,534
12,046	Sanaby Health Acquisition Corp. I(b)	120,460
27,067	Screaming Eagle Acquisition Corp.(b)	270,670
8,017	Semper Paratus Acquisition Corp.(b)	80,972
104,224	Sizzle Acquisition Corp.(b)	1,044,324
75,000	Social Capital Hedosophia Holdings Corp. VI(b)	757,500
16,034	Spindletop Health Acquisition Corp.(b)	160,821
18,072	SportsMap Tech Acquisition Corp.(b)	178,732

Shares/Description		Value
COMMON STOCKS (continued)
58,567	ST Energy Transition I, Ltd.(b)	$586,841
75,000	SVF Investment Corp.(b)	735,000
32,164	TG Venture Acquisition Corp.(b)	318,424
12,019	Thrive Acquisition Corp.(b)	121,272
2,376	TKB Critical Technologies 1(b)	24,021
11,778	TLGY Acquisition Corp.(b)	118,487
96,492	Trine II Acquisition Corp.(b)	974,087
49,450	Tristar Acquisition I Corp.(b)	504,390
87,648	UTA Acquisition Corp.(b)	876,480
29,228	Vahanna Tech Edge Acquisition I Corp.(b)	295,203
61,760	Worldwide Webb Acquisition Corp.(b)	612,042

TOTAL COMMON STOCKS
(Cost $42,271,942)		42,501,595

Shares/Description		Value
PREFERRED STOCKS (0.42%)
2,946	Riverbed Tech Pref A, 1.50%, 11/17/28(b)	$29,460
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	1,028,506

TOTAL PREFERRED STOCKS
(Cost $1,055,082)		1,057,966

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (4.91%)
$500,000	Apidos CLO XXIV(a)(c)	3M US L + 5.80%	10/20/30	$472,117
500,000	Apidos CLO XXXII(a)(c)	3M US L + 6.75%	01/20/33	480,049
500,000	Bain Capital Credit Clo 2019-3, Ltd.(a)(c)	3M US L + 7.10%	10/21/34	488,212
500,000	Barings CLO, Ltd.(a)(c)	3M US L + 5.82%	10/15/30	484,803
500,000	Canyon Capital CLO, Ltd.(a)(c)	3M US L + 5.75%	07/15/31	472,743
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(c)	3M US L + 5.35%	05/15/31	446,476
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(c)	3M US L + 5.50%	10/15/30	445,004
500,000	Carlyle US CLO 2021-1, Ltd.(a)(c)	3M US L + 6.00%	04/15/34	466,924
500,000	Chenango Park CLO, Ltd.(a)(c)	3M US L + 5.80%	04/15/30	475,937
500,000	Fillmore Park CLO, Ltd.(a)(c)	3M US L + 5.40%	07/15/30	477,427
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(c)	3M US L + 2.85%	04/20/30	484,337
500,000	Milos CLO, Ltd.(a)(c)	3M US L + 6.15%	10/20/30	491,723
500,000	Myers Park CLO, Ltd.(a)(c)	3M US L + 5.50%	10/20/30	474,063
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(a)(c)	3M US L + 5.75%	07/20/31	481,419
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(c)	3M US L + 5.95%	07/16/35	487,541

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(c)	3M US L + 6.00%	10/16/34	$466,221
500,000	Ocean Trails CLO V(a)(c)	3M US L + 3.45%	10/13/31	471,740
500,000	REESE PARK CLO, Ltd.(a)(c)	3M US L + 6.50%	10/15/34	485,074
500,000	Sound Point CLO XXVI, Ltd.(a)(c)	3M US L + 6.86%	07/20/34	484,894
500,000	Sound Point CLO XXXII, Ltd.(a)(c)	3M US L + 6.70%	10/25/34	483,823
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(c)	3M US L + 7.08%	04/15/35	482,764
500,000	THL Credit Wind River CLO, Ltd.(a)(c)	3M US L + 5.75%	07/15/30	469,573
500,000	Voya CLO 2019-1, Ltd.(a)(c)	3M US L + 6.12%	04/15/31	488,846
500,000	Voya CLO, Ltd.(a)(c)	3M US L + 5.25%	07/15/31	457,917
500,000	Voya CLO, Ltd.(a)(c)	3M US L + 5.95%	07/14/31	434,798
500,000	Webster Park CLO, Ltd.(a)(c)	3M US L + 5.50%	07/20/30	477,892

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,853,220)				12,332,317

Shares/Description		Value
RIGHTS (0.01%)
42,066	Accretion Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	$6,731
36,149	Blockchain Moon Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	6,669
35,646	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	6,409
44,245	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	8,955

TOTAL RIGHTS
(Cost $53,319)		28,764

Shares/Description		Value
WARRANTS (0.02%)
21,033	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	$3,597
36,143	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 02/05/2023	7,590
37,086	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	10,013
36,149	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 03/24/2023	6,872
19,184	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	4,796
46,043	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	10,383
6,063	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	1,880
6,744	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	1,298

Shares/Description		Value
	WARRANTS (continued)
6,023	Sanaby Health Acquisition Corp. I, Strike Price $11.50, Expires 07/30/2028	$1,309
13,554	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	3,361
32,164	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	6,674

TOTAL WARRANTS
(Cost $106,636)		57,773

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (3.51%)
Basic Materials (0.24%)
175,000	ASP Unifrax Holdings, Inc.	7.50%	09/30/29	$155,965
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(c)	9.00%	07/01/28	263,575
195,000	PMHC II, Inc.(c)	9.00%	02/15/30	171,852
				591,392
Communications (0.75%)
275,000	Cengage Learning, Inc.(c)	9.50%	06/15/24	274,751
190,000	DISH DBS Corp.(c)	5.75%	12/01/28	180,144
545,000	Embarq Corp Eq	8.00%	06/01/36	526,012
510,000	Endurance International Group Holdings, Inc.(c)	6.00%	02/15/29	440,934
90,000	Frontier Communications Holdings LLC(c)	6.75%	05/01/29	86,524
225,000	McGraw-Hill Education, Inc.(c)	5.75%	08/01/28	215,069
165,000	Uber Technologies, Inc.(c)	6.25%	01/15/28	170,815
				1,894,249
Consumer, Cyclical (0.76%)
45,000	Carnival Corp.(c)	7.63%	03/01/26	45,347
72,390	CWT Travel Group, Inc.(c)	8.50%	11/19/26	71,666
330,000	Dealer Tire LLC / DT Issuer LLC(c)	8.00%	02/01/28	331,218
60,000	Park River Holdings, Inc.(c)	5.63%	02/01/29	48,580
300,000	PetSmart, Inc. / PetSmart Finance Corp.(c)	7.75%	02/15/29	310,116
155,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(c)	5.63%	09/01/29	133,529
125,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(c)	5.88%	09/01/31	106,947
280,000	SWF Escrow Issuer Corp.(c)	6.50%	10/01/29	242,544
190,000	TKC Holdings, Inc.(c)	10.50%	05/15/29	194,114
75,000	United Airlines, Inc.(c)	4.63%	04/15/29	71,417
405,000	Wheel Pros, Inc.(c)	6.50%	05/15/29	355,663
				1,911,141
Consumer, Non-cyclical (0.58%)
270,000	Air Methods Corp.(c)	8.00%	05/15/25	233,879
160,000	CHS/Community Health Systems, Inc.(c)	6.88%	04/15/29	157,421
40,000	Coty, Inc.(c)	6.50%	04/15/26	39,832
150,000	PECF USS Intermediate Holding III Corp.(c)	8.00%	11/15/29	145,043
127,656	Pyxus Holdings, Inc.	10.00%	08/24/24	102,973
305,000	Radiology Partners, Inc.(c)	9.25%	02/01/28	305,605
110,000	Sabre GLBL, Inc.(c)	7.38%	09/01/25	115,045

Principal Amount/Description		Rate	Maturity	Value
Consumer, Non-cyclical (continued)
$420,000	Triton Water Holdings, Inc.(c)	6.25%	04/01/29	$358,957
				1,458,755
Energy (0.41%)
580,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(c)	7.50%	02/01/26	571,268
250,000	PBF Holding Co. LLC / PBF Finance Corp.(c)	9.25%	05/15/25	257,840
250,000	SierraCol Energy Andina LLC(c)	6.00%	06/15/28	227,380
				1,056,488
Financial (0.06%)
155,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(c)	6.50%	02/15/29	144,717

Industrial (0.23%)
105,000	Artera Services LLC(c)	9.03%	12/04/25	105,042
365,000	Triumph Group, Inc.(c)	6.25%	09/15/24	363,763
90,000	Triumph Group, Inc.	7.75%	08/15/25	90,762
				559,567
Technology (0.40%)
510,000	Castle US Holding Corp.(c)	9.50%	02/15/28	507,325
285,000	Minerva Merger Sub, Inc.(c)	6.50%	02/15/30	276,843
225,000	Virtusa Corp.(c)	7.13%	12/15/28	209,701
				993,869
Utilities (0.08%)
200,000	Mercury Chile Holdco LLC(c)	6.50%	01/24/27	191,683

TOTAL U.S. CORPORATE BONDS
(Cost $9,354,122)				8,801,861

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (34.38%)
$238,760	Alternative Loan Trust(a)	3.36%	12/25/35	$234,252
554,713	Alternative Loan Trust	5.50%	11/25/35	414,959
1,925,580	Alternative Loan Trust	5.50%	12/25/35	1,679,766
1,976,422	Alternative Loan Trust	5.75%	03/25/37	1,393,362
2,274,535	Alternative Loan Trust	6.00%	07/25/37	1,498,269
1,907,974	Alternative Loan Trust	6.25%	08/25/37	1,336,483
1,057,766	Alternative Loan Trust	6.50%	09/25/36	721,960
1,678,641	Banc of America Funding Trust(a)	2.68%	05/20/36	1,467,752
1,021,436	Banc of America Mortgage Trust	6.00%	09/25/37	988,475
1,248,244	Bear Stearns ALT-A Trust(a)	2.94%	01/25/36	1,211,646
845,516	Bear Stearns ARM Trust(a)	2.99%	07/25/36	805,544
2,594,432	Chase Mortgage Finance Trust Series(a)	1M US L + 0.60%	06/25/37	899,305
2,329,022	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	1,114,611
3,930,000	CHL GMSR Issuer Trust(a)(c)	1M US L + 2.75%	05/25/23	3,893,848
1,507,015	CHL Mortgage Pass-Through Trust(a)	2.98%	03/25/37	1,403,601
1,482,702	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	990,324
1,593,438	CHL Mortgage Pass-Through Trust(a)	1M US L + 0.60%	03/25/35	1,554,387
341,542	Citigroup Mortgage Loan Trust(a)	2.97%	04/25/37	317,941
1,224,962	Citigroup Mortgage Loan Trust, Inc.(a)	2.61%	10/25/35	839,429
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(c)	4.14%	10/25/66	3,920,028

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(c)	30D US SOFR + 7.65%	01/25/27	$1,895,224
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(c)	30D US SOFR + 9.85%	03/25/42	1,015,732
762,666	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	519,231
1,419,758	CSMC Mortgage-Backed Trust	6.00%	02/25/37	1,113,620
1,684,960	CSMC Mortgage-Backed Trust	6.75%	08/25/36	1,307,748
1,652,628	Fannie Mae REMICS(a)	0.00%	07/25/43	1,381,597
1,747,939	Fannie Mae REMICS(a)	5.90% - 1M US L	10/25/41	274,902
4,687,783	Fannie Mae REMICS(a)	6.05% - 1M US L	07/25/49	818,223
1,782,455	Fannie Mae REMICS(a)(d)	6.45% - 1M US L	03/25/42	270,530
1,604,743	Fannie Mae REMICS(a)(d)	6.50% - 1M US L	12/25/41	247,064
521,787	Fannie Mae REMICS(a)	7.62% - 1M US L	11/25/42	434,129
789,052	Federal Home Loan Mortgage Corp. REMICS(a)	4.05% - 1M US L	01/15/33	755,411
334,075	First Horizon Alternative Mortgage Securities Trust(a)	3.20%	10/25/35	314,917
12,290,039	Freddie Mac REMICS	2.00%	11/25/50	1,264,683
4,432,285	Freddie Mac REMICS	4.00%	12/15/40	4,570,264
3,157,470	Freddie Mac REMICS(a)(d)	5.90% - 1M US L	12/15/41	400,522
3,750,940	Freddie Mac REMICS(a)(d)	6.10% - 1M US L	08/25/50	644,371
1,250,000	Freddie Mac STACR REMIC Trust 2022-DNA1(a)(c)	30D US SOFR + 7.10%	01/25/42	1,116,053
9,633,748	Government National Mortgage Association(a)(d)	1.13%	11/20/69	521,249
8,176,875	Government National Mortgage Association(a)	1.18%	06/20/70	458,965
10,010,583	Government National Mortgage Association(a)(d)	1.40%	11/20/71	636,391
8,281,757	Government National Mortgage Association(a)(d)	1.48%	09/20/70	499,564
6,948,177	Government National Mortgage Association(a)(d)	1.62%	11/20/70	480,453
7,842,681	Government National Mortgage Association(a)(d)	2.07%	09/20/66	494,908
4,906,542	Government National Mortgage Association	3.50%	02/20/47	4,870,557
16,924,592	Government National Mortgage Association(a)(d)	2.65% - 30D US SOFR	01/20/52	682,164
6,926,008	Government National Mortgage Association(a)(d)	3.20% - 30D US SOFR	12/20/51	526,895
7,849,709	Government National Mortgage Association(a)(d)	3.70% - 30D US SOFR	09/20/51	514,693

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$6,463,741	Government National Mortgage Association(a)(d)	3.75% - 1M US L	10/20/50	$546,992
7,587,313	Government National Mortgage Association(a)(d)	3.75% - 1M US L	11/20/50	565,277
15,503,472	Government National Mortgage Association(a)(d)	3M US L + 2.44%	06/20/51	490,694
8,929,699	Government National Mortgage Association(a)	5.37% - 1M US L	07/20/44	966,034
4,127,276	Government National Mortgage Association(a)(d)	6.30% - 1M US L	09/20/50	767,445
3,705,883	Government National Mortgage Association(a)(d)	6.30% - 1M US L	10/20/50	628,770
4,129,170	Government National Mortgage Association(a)(d)	6.30% - 1M US L	01/20/51	712,874
995,691	Homeward Opportunities Fund Trust 2020-BPL1(c)(e)	5.44%	08/25/25	981,797
1,700,000	Imperial Fund Mortgage Trust 2021-NQM3(a)(c)	4.18%	11/25/56	1,469,255
5,900,000	Legacy Mortgage Asset Trust(c)(e)	4.50%	11/25/59	5,878,854
1,548,355	Luminent Mortgage Trust(a)	1M US L + 0.40%	05/25/36	1,389,783
1,000,815	Luminent Mortgage Trust(a)	1M US L + 0.42%	05/25/36	981,551
1,826,991	Nomura Asset Acceptance Corp. Alternative Loan Trust(e)	5.69%	08/25/35	1,173,051
7,498,107	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M US L + 0.54%	02/25/36	1,345,289
1,511,131	RALI Series Trust(a)	5.24%	09/25/37	1,450,686
1,989,834	Residential Asset Securitization Trust	5.75%	02/25/36	1,071,106
1,875,094	Residential Asset Securitization Trust	6.00%	05/25/37	1,384,811
702,086	RFMSI Trust(a)	2.38%	06/25/35	529,668
1,513,705	RFMSI Trust	6.00%	09/25/36	1,365,278
1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a)(c)	4.68%	01/28/50	1,873,930
541,224	Structured Adjustable Rate Mortgage Loan Trust(a)	3.06%	12/25/35	509,920
1,388,330	Structured Adjustable Rate Mortgage Loan Trust(a)	3.48%	09/25/37	1,344,508
309,069	Structured Asset Mortgage Investments II Trust(a)	1.16%	03/25/46	310,847
792,758	Verus Securitization Trust 2021-7(a)(c)	4.19%	10/25/66	715,229
974,852	WaMu Mortgage Pass-Through Certificates Trust(a)	2.83%	08/25/36	921,219
1,078,341	WaMu Mortgage Pass-Through Certificates Trust(a)	2.92%	08/25/46	1,049,811
1,057,189	WaMu Mortgage Pass-Through Certificates Trust(a)	3.34%	03/25/37	1,049,950

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $100,589,928)				86,190,631

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (7.58%)
$23,150,000	U.S. Treasury Bond	1.63%	11/15/50	$18,999,276

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $22,023,241)				18,999,276

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS (5.01%)
Basic Materials (0.42%)
$300,000	Braskem Idesa SAPI(c)	6.99%	02/20/32	$294,383
200,000	CAP SA(f)	3.90%	04/27/31	181,601
350,000	Metinvest BV(f)	7.75%	10/17/29	155,750
200,000	Unigel Luxembourg SA(f)	8.75%	10/01/26	211,376
250,000	Vedanta Resources Finance II PLC(c)	9.25%	04/23/26	216,203
				1,059,313
Communications (0.33%)
435,000	Intelsat Escrow Shares(g)	0.00%	12/31/49	–
350,000	Oi SA(h)	10.00%	07/27/25	265,514
100,000	Telecom Argentina SA(f)	8.00%	07/18/26	95,400
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(f)	8.88%	10/18/29	301,546
205,000	Telesat Canada / Telesat LLC(c)	5.63%	12/06/26	156,764
				819,224
Consumer, Non-cyclical (0.57%)
150,000	Atento Luxco 1 SA(c)	8.00%	02/10/26	152,256
150,000	Camposol SA(c)	6.00%	02/03/27	141,499
150,000	Camposol SA(f)	6.00%	02/03/27	141,499
225,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(c)	6.13%	04/01/29	205,584
250,000	Frigorifico Concepcion SA(c)	7.70%	07/21/28	222,993
450,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(c)	7.00%	12/31/27	381,170
200,000	Movida Europe SA	5.25%	02/08/31	179,528
				1,424,529
Diversified (0.07%)
200,000	ABM Investama Tbk PT(c)	9.50%	08/05/26	183,025

Energy (1.65%)
250,000	AI Candelaria Spain SA(c)	5.75%	06/15/33	215,154
350,000	Ecopetrol SA	5.88%	05/28/45	307,290
120,000	Ecopetrol SA	5.88%	11/02/51	102,296
200,000	Frontera Energy Corp.(c)	7.88%	06/21/28	187,420
200,000	FS Luxembourg SARL(c)	10.00%	12/15/25	210,331
250,000	Geopark, Ltd.(f)	6.50%	09/21/24	256,654
250,000	Gran Tierra Energy, Inc.(c)	7.75%	05/23/27	231,521
191,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru(f)	6.38%	06/01/28	192,280
350,000	Indika Energy Capital IV Pte, Ltd.	8.25%	10/22/25	354,988
400,000	MC Brazil Downstream Trading SARL	7.25%	06/30/31	368,562
200,000	Medco Laurel Tree Pte, Ltd.(c)	6.95%	11/12/28	195,566
150,000	NGD Holdings BV	6.75%	12/31/26	51,750
200,000	Pertamina Persero PT(f)	4.15%	02/25/60	176,750
150,000	Petrobras Global Finance BV	5.50%	06/10/51	128,928
240,000	Petrobras Global Finance BV	6.90%	03/19/49	238,842
200,000	Petroleos del Peru SA(f)	5.63%	06/19/47	168,380
250,000	Petroleos Mexicanos	6.38%	01/23/45	200,468
150,000	Petroleos Mexicanos	6.75%	09/21/47	122,208

Principal Amount/Description		Rate	Maturity	Value
Energy (continued)
$200,000	Tullow Oil PLC(c)	10.25%	05/15/26	$204,033
192,383	UEP Penonome II SA(c)	6.50%	10/01/38	183,113
				4,096,534
Financial (1.27%)
200,000	Agile Group Holdings, Ltd.(a)(i)	6.88%	12/31/99	39,500
300,000	Alpha Holding SA de CV(c)	9.00%	02/10/25	18,750
200,000	Banco Davivienda SA(a)(c)(i)	10Y US TI + 5.10%	12/31/99	184,730
300,000	Banco do Brasil SA(a)(i)	6.25%	12/31/99	286,005
100,000	Banco GNB Sudameris SA(a)(f)	5Y US TI + 4.56%	04/03/27	96,854
200,000	Banco GNB Sudameris SA(a)(c)	5Y US TI + 6.66%	04/16/31	186,528
150,000	Banco Macro SA(a)(f)	6.75%	11/04/26	124,305
250,000	Banco Mercantil del Norte SA/Grand Cayman(a)(c)(i)	10Y US TI + 5.034%	12/31/49	231,000
300,000	Bangkok Bank PCL(a)(c)(i)	5Y US TI + 4.73%		296,295
200,000	Central China Real Estate, Ltd.	7.25%	07/16/24	87,600
200,000	Credivalores-Crediservicios SAS(c)	8.88%	02/07/25	87,749
250,000	Gilex Holding SARL	8.50%	05/02/23	248,038
350,000	Itau Unibanco Holding SA Island(a)(f)(i)	5Y US TI + 4.63%	12/31/99	320,249
200,000	Jababeka International BV(f)	6.50%	10/05/23	171,500
250,000	Mexarrend SAPI de CV(c)	10.25%	07/24/24	164,789
200,000	Operadora de Servicios Mega SA de CV Sofom ER(c)	8.25%	02/11/25	153,261
200,000	RKP Overseas Finance, Ltd.(i)	7.95%	12/31/99	132,000
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/24	34,100
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/26	190,460
250,000	Unifin Financiera SAB de CV(a)(f)(i)	8.88%	12/31/99	91,275
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/25	28,100
				3,173,088
Industrial (0.14%)
200,000	Interpipe Holdings PLC(c)	8.38%	05/13/26	60,000
200,000	Simpar Europe SA	5.20%	01/26/31	179,570
120,000	Tervita Corp.(c)	11.00%	12/01/25	136,072
				375,642
Utilities (0.56%)
250,000	AES Andes SA(a)	7.13%	03/26/79	251,329
200,000	AES Andres BV(c)	5.70%	05/04/28	189,547
300,000	Empresas Publicas de Medellin ESP(f)	4.38%	02/15/31	258,914
200,000	Guacolda Energia SA(f)	4.56%	04/30/25	68,000
200,000	Inkia Energy, Ltd.(f)	5.88%	11/09/27	193,401
250,000	Minejesa Capital BV	5.63%	08/10/37	228,171
250,000	Mong Duong Finance Holdings BV	5.13%	05/07/29	225,665
				1,415,027
TOTAL FOREIGN CORPORATE BONDS
(Cost $14,945,334)				12,546,382

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (0.69%)
Government (0.69%)
$450,000	Brazilian Government International Bond	4.75%	01/14/50	$378,221

Principal Amount/Description		Rate	Maturity	Value
Government (continued)
$200,000	Colombia Government International Bond	4.13%	02/22/42	$156,752
200,000	Colombia Government International Bond	5.00%	06/15/45	169,072
200,000	Colombia Government International Bond	5.20%	05/15/49	171,204
250,000	Dominican Republic International Bond	5.30%	01/21/41	217,815
200,000	Dominican Republic International Bond(c)	6.00%	02/22/33	195,952
350,000	Republic of South Africa Government International Bond	5.65%	09/27/47	306,476
300,000	Ukraine Government International Bond(f)	7.25%	03/15/33	131,925
				1,727,417
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $2,033,034)				1,727,417

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (29.41%)
28,899	Affirm Asset Securitization Trust 2021-Z1(c)	0.00%	08/15/24	$289,764
372,000	Alen 2021-ACEN Mortgage Trust(a)(c)	1M US L + 4.00%	04/15/26	365,214
700,000	AMSR 2021-SFR3 Trust(c)	4.90%	10/17/26	646,695
1,550,000	AMSR 2021-SFR3 Trust(c)	5.88%	10/17/26	1,451,400
538,000	AREIT Trust(a)(c)	30D SOFR + 2.76%	09/16/36	528,308
433,000	Atrium Hotel Portfolio Trust(a)(c)	1M US L + 3.40%	06/15/35	412,827
500,000	Atrium XIII(a)(c)	3M US L + 6.05%	11/21/30	490,605
500,000	Atrium XIV LLC(a)(c)	3M US L + 5.65%	08/23/30	492,954
730,000	BAMLL Commercial Mortgage Securities Trust(a)(c)	2.57%	03/15/34	717,385
682,000	BBCMS Trust(a)(c)	1M US L + 3.55%	07/15/37	663,713
487,628	BB-UBS Trust(a)(c)	3.56%	06/05/30	396,822
498,000	Benchmark 2018-B4 Mortgage Trust(a)(c)	2.80%	07/17/51	417,364
546,000	Benchmark 2021-B31 Mortgage Trust(c)	2.25%	11/15/31	380,038
315,000	BF Mortgage Trust(a)(c)	1M US L + 3.00%	12/15/35	306,324
2,133,074	Blackbird Capital Aircraft Lease Securitization, Ltd.(c)(e)	5.68%	12/16/41	1,810,764
321,000	BX Commercial Mortgage Trust(a)(c)	1M US L + 1.90%	04/15/34	313,785
325,000	BX Trust(a)(c)	4.08%	12/06/41	283,512
167,283	Carbon Capital VI Commercial Mortgage Trust(a)(c)	1M US L + 2.85%	11/15/21	162,722
5,000	Carvana Auto Receivables Trust(c)	0.00%	05/10/28	2,634,896
407,047	Castlelake Aircraft Securitization Trust(c)	6.63%	06/15/43	270,739
1,250,000	Castlelake Aircraft Structured Trust(c)	0.00%	04/15/39	250,000
500,000	CIFC Funding, Ltd.(a)(c)	3M US L + 6.50%	07/15/34	478,681

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$138,000	Citigroup Commercial Mortgage Trust(c)	2.85%	02/12/49	$93,884
475,000	Citigroup Commercial Mortgage Trust(a)(c)	3.50%	12/12/41	351,257
196,000	Citigroup Commercial Mortgage Trust(a)(c)	4.42%	02/12/48	181,586
319,000	Citigroup Commercial Mortgage Trust(a)(c)	1M US L + 3.65%	12/15/36	309,388
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(a)(c)	4.75%	01/10/36	317,004
1,500,000	Cologix Data Centers US Issuer LLC(c)	5.99%	12/28/26	1,433,234
878,000	COMM Mortgage Trust(a)(c)	1M US L + 2.18%	09/15/33	847,320
428,000	CSAIL 2016-C6 Commercial Mortgage Trust(a)(c)	4.92%	01/15/49	375,565
264,991	DBGS 2018-BIOD Mortgage Trust(a)(c)	1M US L + 2.00%	05/15/35	258,965
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.33%	05/12/49	375,513
500,000	Dryden 37 Senior Loan Fund(a)(c)	3M US L + 5.15%	01/15/31	457,756
500,000	Dryden 38 Senior Loan Fund(a)(c)	3M US L + 5.60%	07/15/30	467,204
500,000	Dryden 40 Senior Loan Fund(a)(c)	3M US L + 5.75%	08/15/31	475,273
496,942	Extended Stay America Trust 2021-ESH(a)(c)	1M US L + 3.70%	07/15/26	485,034
35,998,044	Fannie Mae-Aces(a)(d)	0.15%	10/25/29	506,680
46,439,250	Fannie Mae-Aces(a)(d)	0.19%	05/25/30	663,756
18,247,657	Fannie Mae-Aces(a)(d)	0.35%	04/25/29	534,319
18,055,953	Fannie Mae-Aces(a)(d)	0.51%	02/25/29	641,517
9,068,768	Fannie Mae-Aces(a)(d)	0.53%	12/25/30	254,398
16,971,292	Fannie Mae-Aces(d)	0.65%	11/01/31	677,321
15,975,057	Fannie Mae-Aces(a)(d)	0.87%	07/25/32	1,101,262
5,488,757	Fannie Mae-Aces(a)	1.15%	03/25/31	444,472
4,842,638	Fannie Mae-Aces(a)(d)	1.30%	09/25/30	362,010
700,000	FirstKey Homes 2020-SFR1 Trust(c)	4.28%	08/19/37	667,901
1,700,000	FMC GMSR Issuer Trust(a)(c)	4.36%	07/25/26	1,585,138
1,750,000	FMC GMSR Issuer Trust(a)(c)	4.44%	10/25/26	1,625,764
546,000	Fontainebleau Miami Beach Trust(a)(c)	3.96%	12/12/36	489,486
750,000	Freddie Mac Multifamily Structured Credit Risk(a)(c)	30D US SOFR + 3.75%	01/25/51	714,849
267,035	FREMF 2015-KF07 Mortgage Trust(a)(c)	1M US L + 4.95%	02/25/25	266,838
299,980	FREMF 2016-KF19 Mortgage Trust(a)(c)	1M US L + 5.50%	06/25/23	299,975
266,080	FREMF 2016-KF25 Mortgage Trust(a)(c)	1M US L + 5.00%	10/25/23	265,948
832,204	FREMF 2018-KF56 Mortgage Trust(a)(c)	1M US L + 5.80%	11/25/28	819,441
994,106	FREMF 2019-KF71 Mortgage Trust(a)(c)	1M US L + 6.00%	10/25/29	1,001,938
1,200,000	FRTKL 2021-SFR1(c)	4.11%	09/17/26	1,072,089
6,032,508	Ginnie Mae Strip	1.40%	09/16/45	530,245
6,330,092	Government National Mortgage Association(a)(d)	0.00%	09/16/53	30,526

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,655,768	Government National Mortgage Association(a)(d)	0.73%	09/16/58	$227,262
6,173,323	Government National Mortgage Association(a)(d)	0.99%	12/16/62	471,610
5,619,399	Government National Mortgage Association(a)(d)	0.99%	05/16/63	465,175
1,100,000	Great Wolf Trust(a)(c)	1M US L + 3.13%	12/15/36	1,050,947
500,000	GS Mortgage Securities Corp. II(a)(c)	1M US L + 5.00%	11/15/23	492,957
500,000	GS Mortgage Securities Corp. II(a)(c)	1M US L + 5.9332%	11/15/23	492,714
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(c)	1M US L + 1.55%	07/15/35	279,330
1,078,000	GS Mortgage Securities Trust(a)(c)	4.51%	11/10/47	770,690
655,000	GS Mortgage Securities Trust(a)(c)	1M US L + 3.92%	07/15/31	579,079
373,000	GS Mortgage Securities Trust 2015-GC28(a)(c)	4.32%	02/10/48	350,400
3,680,000	GS Mortgage Securities Trust 2021-GSA3(a)(c)(d)	1.41%	12/15/31	392,056
230,000	Hawaii Hotel Trust(a)(c)	1M US L + 2.75%	05/15/38	224,492
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(c)	3M US L + 5.55%	01/28/30	474,045
500,000	Highbridge Loan Management, Ltd.(a)(c)	3M US L + 5.10%	02/05/31	463,128
181,693	HPLY Trust(a)(c)	1M US L + 3.90%	11/17/36	173,066
1,062,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(c)	3.36%	11/18/48	819,746
632,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(c)	3.80%	02/18/48	539,784
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(c)	4.34%	05/05/32	105,180
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	105,233
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	121,844
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	119,056
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	129,370
411,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	5.53%	02/15/46	149,839
320,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	1M US L + 3.00%	07/15/36	310,731
6,117,255	JPMBB Commercial Mortgage Securities Trust(a)(d)	0.86%	09/17/47	99,698
7,288,598	JPMBB Commercial Mortgage Securities Trust(a)(c)(d)	0.95%	08/17/46	103,597
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(a)(c)	3.88%	12/15/24	343,003
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(c)	3M US L + 5.60%	07/16/31	462,741

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	LCM XIV LP(a)(c)	3M US L + 5.50%	07/20/31	$457,506
500,000	LCM XVII LP(a)(c)	3M US L + 6.00%	10/15/31	461,880
335,000	LSTAR Commercial Mortgage Trust 2017-5(a)(c)	4.68%	03/10/27	301,407
500,000	Madison Park Funding XXVI, Ltd.(a)(c)	3M US L + 6.50%	07/29/30	494,918
500,000	Med Trust 2021-MDLN(a)(c)	1M US L + 5.25%	11/15/23	491,257
365,000	MFT Trust 2020-ABC(a)(c)	3.48%	02/10/30	298,752
751,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a)(c)	3.00%	10/15/26	585,777
371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(c)	2.70%	10/15/27	297,467
350,000	Morgan Stanley Capital I Trust(a)(c)	1M US L + 3.05%	07/15/35	337,443
210,000	Morgan Stanley Capital I Trust(a)(c)	1M US L + 4.35%	11/15/34	190,951
61,355	Morgan Stanley Capital I Trust 2012-C4(a)(c)	5.47%	03/15/22	61,169
372,000	Morgan Stanley Capital I Trust 2018-H4(c)	3.00%	12/15/28	302,179
558,068	Mosaic Solar Loan Trust(c)	0.00%	04/20/46	532,835
1,217,160	New Century Home Equity Loan Trust(a)	1M US L + 0.36%	05/25/36	1,200,791
1,000,000	Octagon 57, Ltd.(a)(c)	3M US L + 6.60%	10/15/34	976,952
500,000	Octagon Investment Partners 26, Ltd.(a)(c)	3M US L + 8.09%	07/15/30	460,828
500,000	Octagon Investment Partners 29, Ltd.(a)(c)	3M US L + 7.25%	01/24/33	491,310
500,000	Octagon Investment Partners 40, Ltd.(a)(c)	3M US L + 7.00%	01/20/35	477,676
500,000	Octagon Investment Partners 42, Ltd.(a)(c)	3M US L + 6.75%	07/15/34	483,377
500,000	Octagon Investment Partners XVI, Ltd.(a)(c)	3M US L + 5.75%	07/17/30	474,254
500,000	Octagon Investment Partners XXI, Ltd.(a)(c)	3M US L + 7.00%	02/14/31	494,588
500,000	Octagon Investment Partners XXII, Ltd.(a)(c)	3M US L + 1.90%	01/22/30	491,876
500,000	OHA Credit Funding 3, Ltd.(a)(c)	3M US L + 6.25%	07/02/35	475,791
319,000	One Market Plaza Trust(c)	4.14%	02/10/32	313,167
800,000	Pagaya AI Debt Selection Trust 2021-5(c)	0.00%	08/15/29	1,341,351
1,742,821	PR Mortgage Loan Trust(a)(c)	5.89%	10/25/49	1,699,232
1,800,000	Progress Residential 2021-SFR8 Trust(c)	4.01%	10/17/26	1,634,702
1,800,000	Progress Residential Trust(c)	4.00%	07/17/26	1,641,180
500,000	RR 6, Ltd.(a)(c)	3M US L + 5.85%	04/15/36	476,423
964,590	SMR 2022-IND Mortgage Trust(a)(c)	1M US SOFR + 7.50%	02/15/24	949,518
10,000	SoFi Professional Loan Program 2021-B Trust(c)	0.00%	02/15/47	586,440

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$35,000	Sofi Professional Loan Program Trust(c)	0.00%	08/17/43	$748,603
50,000	Sofi Professional Loan Program Trust(c)	0.00%	01/25/48	926,279
20,000	SoFi Professional Loan Program Trust(c)	0.00%	05/15/46	739,723
500,000	SREIT Trust 2021-MFP2(a)(c)	1M US L + 3.9155%	11/15/23	491,117
500,000	Trimaran CAVU, Ltd.(a)(c)	3M US L + 4.72%	11/26/32	497,687
333,000	UBS-Barclays Commercial Mortgage Trust(a)(c)	4.08%	03/12/46	255,005
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(c)	4.08%	03/12/46	287,719
735,000	Upstart Pass-Through Trust Series 2021-ST8(c)	0.00%	10/20/29	616,378
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	593,106
440,481	VMC Finance LLC(a)(c)	1M US L + 2.65%	09/15/36	433,181
1,200,000	VOLT XCVI LLC(c)(e)	4.83%	03/27/51	1,154,516
532,680	WAVE LLC(c)	7.00%	09/15/44	367,211
332,000	Wells Fargo Commercial Mortgage Trust(c)	3.12%	03/15/59	290,325
372,000	WFRBS Commercial Mortgage Trust 2012-C8(a)(c)	4.86%	08/15/45	368,668
1,581,772	Willis Engine Structured Trust VI(c)	7.39%	05/15/46	1,342,475

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $78,874,786)				73,661,131

Shares/Description		Value
SHORT-TERM INVESTMENTS (15.39%)
38,569,396	State Street Institutional Trust (7 Day Yield 0.16%)	$38,569,396

TOTAL SHORT-TERM INVESTMENTS
(Cost $38,569,396)		38,569,396

TOTAL INVESTMENTS (147.47%)
(Cost $399,712,571)		$369,592,096

Series A Cumulative Perpetual Preferred Shares (-23.94%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-23.94%)		(60,000,000)
Other Assets In Excess Of Liabilities (0.41%)		1,027,904
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$250,620,000

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TI - Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of March 31, 2022 was 0.45%
3M US L - 3 Month LIBOR as of March 31, 2022 was 0.96%
6M US L - 6 Month LIBOR as of March 31, 2022 was 1.47%
30D US SOFR - 30 Day SOFR as of March 31, 2022 was 0.16%
5Y US TI - 5 Year US Treasury Index as of March 31, 2022 was 2.42%
10Y US TI - 10 Year US Treasury Index as of March 31, 2022 was 2.32%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $112,785,573, which represents 45.00% of net assets as of March 31, 2022.
(d)	Interest only securities.
(e)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2022.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of March 31, 2022, the aggregate fair value of those securities was $20,782,745, representing 8.29% of net assets.
(g)	Security is currently in default.
(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(i)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Schedule of Investments

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2022.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2022 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2022 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2022 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2022 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$38,987,510	$15,037	$–	$39,002,547
Business Development Companies	869,735	–	–	869,735
Bank Loans	–	14,577,727	–	14,577,727
Business Development Company Notes	8,562,931	10,104,647	–	18,667,578
Common Stocks	42,311,661	189,934	–	42,501,595
Preferred Stocks	1,028,506	29,460	–	1,057,966
Collateralized Loan Obligations	–	12,332,317	–	12,332,317
Rights	28,764	–	–	28,764
Warrants	57,773	–	–	57,773
U.S. Corporate Bonds	–	8,801,861	–	8,801,861
U.S. Government / Agency Mortgage Backed Securities	–	86,190,631	–	86,190,631
U.S. Government Bonds and Notes	–	18,999,276	–	18,999,276
Foreign Corporate Bonds	–	12,546,382	–	12,546,382
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,727,417	–	1,727,417
Non-Agency Collateralized Mortgage Obligations	–	73,661,131	–	73,661,131
Short-Term Investments	38,569,396	–	–	38,569,396
Total	$130,416,276	$239,175,820	$–	$369,592,096

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2022 (Unaudited)

The fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the year.